PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4.      PREPAYMENTS AND OTHER CURRENT ASSETS

	2010	2011
	RMB	RMB
Rental and other deposits	2,931	742
Prepayments for rental and others	6,628	8,062
Employee advances	3,138	3,069
Payments made on behalf of customers	47,660	153,271
Prepaid insurance premium	1,945	1,040
Interest income receivable	4,399	25,192
Prepaid business tax	7,504	7,451
Others	1,051	1,009
Total	75,256	199,836